INTANGIBLE ASSETS (Details 1) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS
2024	$ 319,884
2025	286,852
2026	133,328
Total	$ 740,064	$ 313,654